Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits
The significant components of the Partnership’s deferred tax assets and liabilities as at December 31, 2020 and 2019, and January 1, 2019, are as follows:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
Tax losses carried forward	5,153	7,000	9,168
Other timing differences	(700)	(3,133)	(2,183)
Total net deferred tax assets (liabilities)	4,453	3,867	6,985
Reflected in the statement of financial position as follows:
Deferred tax assets	5,153	7,000	9,168
Deferred tax liabilities	700	3,133	2,183
Net deferred tax assets (liabilities)	4,453	3,867	6,985

The recognition of the deferred tax assets is based on the expectation that sufficient taxable income will be available through future taxable income supported by forecast.
The net deferred tax assets (liabilities) movements are as follows:

	December 31, 2020	December 31, 2019
	$	$
Opening net deferred tax assets (liabilities) balance at beginning of year	3,867	6,985
Deferred income tax (expense) recovery	804	(3,161)
Other	(218)	43
Closing net deferred tax assets (liabilities) balance at end of year	4,453	3,867

The following table details the expiry date, if applicable, of the unrecognized deferred tax assets:

	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$
One year from reporting date	92	205	111
Two years from reporting date	122	84	129
Three years from reporting date	162	111	98
After three years from reporting date	108,788	97,475	103,564
Do not expire	153,573	134,311	134,931
Total	262,737	232,186	238,833

Disclosure of major components of tax expense (income)
The major components of income tax expense for the years ended December 31, 2020 and 2019 are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Current income tax (expense) recovery	(6,543)	(4,666)
Deferred income tax (expense) recovery:
Origination and reversal of temporary differences	2,889	(1,035)
Recovery (expense) arising from previously unrecognized (derecognized) tax assets	(2,085)	(2,126)
Total deferred income taxes	804	(3,161)
Income tax (expense) recovery	(5,739)	(7,827)

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates	The below reconciliation has been prepared using a composite statutory-rate for jurisdictions where the Partnership’s subsidiaries operate:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Income (loss) before income tax (expense) recovery	(340,424)	(151,240)
Net income (loss) not subject to taxes	(155,010)	(194,675)
Net income (loss) subject to taxes	(185,414)	43,435
Applicable statutory tax rate	1%	11%
Net income (loss) subject to taxes at applicable statutory tax rates	(1,222)	4,885
Permanent differences	2,219	(1,976)
Adjustments related to currency differences	172	(360)
Derecognition of deferred tax assets and other	4,570	5,278
Tax expense (recovery) related to current year	5,739	7,827

The unrecognized tax benefits movements are as follows:

	December 31, 2020	December 31, 2019
	$	$
Opening unrecognized tax benefits balance at beginning of year	232,186	238,833
Increases for positions related to the current year	30,551	(6,647)
Closing unrecognized tax benefits balance at end of year	262,737	232,186